Post-employment benefit plans - Service Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of defined benefit plans [line items]
DC pension	$ (31)	$ (30)	$ (71)	$ (70)
Capitalized benefit plans cost	13	17	27	33
Total post-employment benefit plans service cost	(46)	(45)	(100)	(99)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(27)	(31)	(55)	(61)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (1)	$ (1)	$ (1)	$ (1)